LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Description of Accounting Policy for Loans, Financing, Debentures, Lease, 5G Licenses and Liabilities for the Acquisition of a Company
21.a. Accounting policy
These are financial liabilities measured initially and recognized by fair value, net of costs incurred to obtain them and subsequently measured by amortized cost (plus pro-rata charges and interest), considering the effective interest rate of each operation, or by fair value through profit or loss.
Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires more than 18 months to be completed for use or sale purposes are capitalized as part of the cost of the corresponding asset. The Company did not capitalize borrowing and financing costs and debentures due to the absence of qualifying assets.
Leases
On the lease start date, the Company and its subsidiaries recognize lease liabilities measured at the present value of lease payments to be made during the lease term. Lease payments substantially include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid under residual value guarantees. Lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and its subsidiaries and payments of fines for termination of the lease, for termination of the lease agreement.
When calculating the present value of lease payments, the Company and its subsidiaries use their nominal incremental borrowing rate on the start date because the interest rate implicit in the lease is not easily determinable. After the commencement date, the amount of the lease liability is increased to reflect accrued interest and reduced for lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (for example, changes in future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the valuation of an option to call the underlying asset.
The present value of lease agreements is measured by discounting future fixed payment flows, which do not include projected inflation, at market interest rates, estimated using the Company's intrinsic risk spread.
The discount yield curves used are constructed based on observable data. Market interest rates were extracted from B3, and the Company's risk spread is estimated from debt securities issued by companies with comparable risk. The final discount curve reflects the Company's incremental loan interest rate.